Derivative Financial Instruments (Details 1) - Fair Value Through Profit or Loss [Member] - Interest rate swaps [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Notional amount	$ 79,253,015	$ 83,855,305
Fair value asset
Fair value liability	$ 1,518,249	$ 1,190,073